SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 14 – SUBSEQUENT EVENTS

In accordance with ASC 855-10 the Company has analyzed its operations subsequent to the six month period ended June 30, 2026, to the date these financial statements were issued, and determined that the following were material subsequent events to disclose in these financial statements.

•	On August 14, 2026, the Company delayed the completion of its Quarterly Report on Form 10-Q for the quarter ended June 30, 2026, and filed a Form 12b-25 (Notice of Late Filing) with the Securities and Exchange Commission to provide notice of such delay to the SEC and its shareholders.

•	On July 14, 2026, the Company executed a Strata equity put notice for $40,000, pursuant to which the Company issued 232,558 shares of common stock. The Company used the proceeds to cover operating expenses.

NOTE 15 – SUBSEQUENT EVENTS

In accordance with ASC 855-10 the Company has analyzed its operations subsequent to the year ended December 31, 2025, to the date these financial statements were issued, and determined that the following subsequent events should be disclosed in these financial statements.

•	On January 12, 2026, the Company entered into a convertible debt agreement with Labrys Fund II, L.P. The note has a 20% original OID for total face value of $120,750; and an additional interest charge of $14,490 at the time of issuance. The note matures on January 12, 2027. The note requires seven fixed installments of $19,320 starting on July 12, 2026. The convertible note shall be eligible for a prepayment discount as follows: a 1% discount if repaid within 180 days of issuance; a 2% discount if repaid within 120 days of issuance; and a 3% discount if repaid within 60 days of issuance. This convertible debt instrument may be converted at the option of the noteholder in the event of a default at 65% of the market price (defined as the lowest trading price the prior 20 trading days) prior to conversion notice. A default trigger event may be one or more of the following: i) failure to repay principal and interest according to the terms of agreement, ii) failure to comply with the 1934 Act, iii) delisting, suspension or quotation of trading of common stock, iv) replacement of transfer agent without notice, v) cross default of other debt agreements, vi) failure to maintain the required authorized share reserves under the agreement which was approximately 27,741,538 common shares (which is 4 times the amount the debt could be converted into as of March 31, 2026. The potential common stock issuable upon conversation was approximately 6,935,385 common shares at March 31, 2026 (computed as total face value plus accrued interest due, all divided by 65% of the lowest traded price within a 20-day trading period prior to March 31, 2026).

•	On January 15, 2026, ClearThink Capital Partners LLC elected to convert the remaining outstanding debt balance of $133,125 into 1,331,250 shares of common stock at a conversion price of $0.10. This note was paid in full upon conversion.

•	On May 15, 2026, the Company notified its independent auditors of certain errors in its Annual Report on Form 10-K for the fiscal year ended December 31, 2025. These errors resulted from an inadvertent failure by management to obtain and review certain bank and credit card statements associated with accounts opened in mid-December 2025. The Company previously disclosed material weaknesses in policies and procedures, which includes opening and closing of accounts and ensuring adequate documentation is provided to the outside financial consultants that assist with preparing the financial statements. In connection with the identification of these errors, the Company delayed the completion of its Quarterly Report on Form 10-Q for the quarter ended March 31, 2026, and filed a Form 12b-25 (Notice of Late Filing) with the Securities and Exchange Commission to provide notice of such delay to the SEC and its shareholders. The Company subsequently filed its Form 10-Q for the quarter ended March 31, 2026 on June 4, 2026.